Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 854	$ 281	$ 1,964	$ 956	$ 366	$ 1,830
Unrealized gains (losses) on securities:
Unrealized holding gains arising during the period		403	895	140	136	1,242
Deferred tax expense		(136)	(305)	(47)	(46)	(422)
Reclassification of net securities (gains) losses and impairments recognized in net income	(180)	(2)	(290)	(4)	(42)	25
Deferred tax expense	62	0	99	1	14	(9)
Unrealized gains (losses) adjustment, net of tax	(118)	265	399	90	62	836
Total other comprehensive (loss) income	(118)	265	399	90	145	252
Defined benefit plan:
Comprehensive income	$ 736	$ 546	$ 2,363	$ 1,046	511	2,082
Pension Plan, Defined Benefit
Defined benefit plan:
Net pension/post retirement gain (loss)					(98)	(792)
Deferred tax (expense) benefit					37	270
Reclassification expense					76	37
Deferred tax benefit					(29)	(13)
Defined benefit/ post retirement plan adjustment, net of tax					(14)	(498)
Other Postretirement Benefit Plan, Defined Benefit
Defined benefit plan:
Net pension/post retirement gain (loss)					147	(130)
Deferred tax (expense) benefit					(50)	44
Defined benefit/ post retirement plan adjustment, net of tax					$ 97	$ (86)